INCOME TAXES (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Loss from Canadian operations	$ (45,717)	$ (368,295)	$ (6,003,524)
Combined Canadian statutory income tax rates	27.60%	26.64%	26.50%
Income tax recovery at statutory rates	$ (12,616)	$ (98,121)	$ (1,590,934)
Other	52,757	41,922	951,226
Unrecognized benefit of non-capital losses	248,949	305,899	673,308
Provision for income taxes, net of (recovery)	289,090	249,700	33,600
Current income tax	289,090	256,000	48,720
Amounts related to tax loss carry forwards, Foreign	21,600,000	20,700,000	19,543,000
Deferred tax recovery	$ 0	$ (6,300)	$ (15,120)